Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
The following summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition ($ in millions):

	2016	2015	2014
Trade accounts receivable	$97.8	$590.4	$175.4
Inventories	204.8	521.9	143.5
Property, plant and equipment	161.8	740.0	82.5
Goodwill	3,061.8	9,841.0	1,492.4
Other intangible assets, primarily customer relationships, trade names and technology	1,867.0	5,045.3	1,544.4
In-process research and development	65.0	—	56.0
Trade accounts payable	(50.7)	(182.0)	(46.7)
Other assets and liabilities, net	(518.0)	(1,844.5)	(472.6)
Assumed debt	(1.0)	(417.0)	(135.5)
Net assets acquired	4,888.5	14,295.1	2,839.4
Less: noncash consideration	(8.4)	(47.3)	—
Net cash consideration	$4,880.1	$14,247.8	$2,839.4

Fair Values Of The Assets Acquired And Liabilities Assumed
The following summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for the individually significant acquisition in 2016 discussed above, and all of the other 2016 acquisitions as a group ($ in millions):

	Cepheid	Others	Total
Trade accounts receivable	$61.4	$36.4	$97.8
Inventories	165.8	39.0	204.8
Property, plant and equipment	144.5	17.3	161.8
Goodwill	2,584.0	477.8	3,061.8
Other intangible assets, primarily customer relationships, trade names and technology	1,480.0	387.0	1,867.0
In-process research and development	65.0	—	65.0
Trade accounts payable	(41.2)	(9.5)	(50.7)
Other assets and liabilities, net	(452.4)	(65.6)	(518.0)
Assumed debt	(1.0)	—	(1.0)
Net assets acquired	4,006.1	882.4	4,888.5
Less: noncash consideration	(8.4)	—	(8.4)
Net cash consideration	$3,997.7	$882.4	$4,880.1
The following summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for the individually significant acquisition in 2015 discussed above, and all of the other 2015 acquisitions as a group ($ in millions):

	Pall	Others	Total
Trade accounts receivable	$509.7	$80.7	$590.4
Inventories	475.5	46.4	521.9
Property, plant and equipment	713.4	26.6	740.0
Goodwill	9,556.2	284.8	9,841.0
Other intangible assets, primarily customer relationships, trade names and technology	4,798.0	247.3	5,045.3
Trade accounts payable	(155.8)	(26.2)	(182.0)
Other assets and liabilities, net	(1,855.2)	10.7	(1,844.5)
Assumed debt	(416.9)	(0.1)	(417.0)
Net assets acquired	13,624.9	670.2	14,295.1
Less: noncash consideration	(47.3)	—	(47.3)
Net cash consideration	$13,577.6	$670.2	$14,247.8

The following summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for the individually significant acquisition in 2014 discussed above, and all of the other 2014 acquisitions as a group ($ in millions):

	Nobel Biocare	Others	Total
Trade accounts receivable	$124.9	$50.5	$175.4
Inventories	69.0	74.5	143.5
Property, plant and equipment	59.4	23.1	82.5
Goodwill	1,013.6	478.8	1,492.4
Other intangible assets, primarily customer relationships, trade names and technology	1,049.3	495.1	1,544.4
In-process research and development	—	56.0	56.0
Trade accounts payable	(30.8)	(15.9)	(46.7)
Other assets and liabilities, net	(291.0)	(181.6)	(472.6)
Assumed debt	(132.7)	(2.8)	(135.5)
Net cash consideration	$1,861.7	$977.7	$2,839.4

Results Of Operations If Acquisition Was Consummated
The pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisitions been consummated as of that time ($ in millions, except per share amounts):

	Three-Month Period Ended
	March 31, 2017	April 1, 2016
Sales	$4,205.7	$4,104.5
Net earnings from continuing operations	483.8	550.5
Diluted net earnings per share from continuing operations	0.69	0.79

The unaudited pro forma information for the periods set forth below gives effect to the 2016 and 2015 acquisitions as if they had occurred as of January 1, 2015. The pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisitions been consummated as of that time ($ in millions except per share amounts):

	2016	2015
Sales	$17,501.9	$17,107.3
Net earnings from continuing operations	2,088.5	1,666.3
Diluted net earnings per share from continuing operations	2.99	2.35